Estimated Amortization Expense Adjusted for Impairment Charges for Intangible Assets (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
2012		$ 266,267
2013		167,516
2014		152,946
2015		21,120
2016		21,120
Thereafter		360,126
Total	$ 1,059,617	$ 989,096	$ 3,952,927